Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 7,188,553	$ 40,750,133
Accounts receivable, allowance for credit loss	$ 0	$ 0
Computer Equipment [Member] | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Lives	three
Office Equipment [Member] | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Lives	five